Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Skyline Group and its subsidiaries resulting from Reorganization has always been under the common control of the same controlling shareholder before and after the Reorganization. The consolidation of Skyline Group and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The consolidated financial statements include the financial statements of Skyline Group and its wholly owned subsidiaries. All intercompany transactions and balances among Skyline Group and its subsidiaries have been eliminated upon consolidation.

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the expected credit loss provision, the determination of the useful lives of property, plant and equipment, impairment of long-lived assets, allowance for deferred tax assets, uncertain tax position, revenue recognition and contingencies. The fair value of equity investments accounted for under the measurement alternative based on observable price changes arising from equity issuances by the investee, the classification of embedded features in convertible instruments, actual results could differ from those estimates. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable.

Foreign Currency Translation and transaction

The Company’s principal country of operations is Hong Kong. The consolidated financial position and results of its operations are determined using Hong Kong Dollars (“HK$”), the local currency, as the functional currency of Skyline Group, Skyline Builders (BVI) Holding Limited, Kin Chiu and Kin Chiu Development. The Company’s consolidated financial statements are reported using the U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the consolidated balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive (loss) income included in consolidated statements of shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive income.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	2026	2025
Year-end spot rate	$1 = HK$7.8390	$1 = HK$7.7800
Average rate	$1 = HK$7.8085	$1 = HK$7.7923

Fair Value of Financial Instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, restricted cash, accounts receivable - net, other current assets, accounts payable, bank and other borrowings, convertible notes, finance lease liabilities, current portion, operating lease liabilities, current portion, due to related parties and accrued expenses and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	—	Quoted prices in active markets for identical assets and liabilities.

Level 2	—	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The carrying amounts of the Company’s cash and cash equivalents, restricted cash, accounts receivable, other current assets, accounts payable, bank and other borrowings, convertible notes, due to related parties and accrued expenses and other current liabilities approximated their fair values as of March 31, 2026, 2025 and 2024 due to their short-term nature.

Cash surrender value of life insurance policies are classified as Level 2. The fair value of the life insurance policies was determined by the underwriting insurance company’s valuation models and represents the guaranteed value the Company would receive upon surrender of these policies as of the reporting date.

Other investments are classified as Level 3. The Company holds equity investments in limited liability companies. The Company initially measured the investments at cost in October 2025 and November 2025. During the period from December 2025 to March 2026, the investee, Kaz Resources LLC, completed financings with unrelated third-party investors. The transaction represented an observable price change for an identical or other similar equity security held by The Company. Accordingly, The Company remeasured the investment to fair value and recorded an unrealized gain of US$23,437,041 within other income (expense). The resulting carrying value of these investments are US$43,180,014 and US$2,981,248 as of March 31, 2026, respectively. Because the valuation incorporates significant unobservable inputs, the investments are classified as a Level 3 fair value measurement.

The Company’s convertible notes are measured as a Level 3 fair value and was US$19,567,461 as at March 31, 2026. The warrants issued by the Company during the year ended March 31, 2026 are measured at Level 3 (Note 14 and Note 16).

The following table presents assets and liabilities measured at fair value on a recurring basis, by level within the fair value hierarchy:

As of March 31, 2026	Level 1	Level 2	Level 3	Total
Life insurance policy, CSV	$—	$1,448,925	$—	$1,448,925
Convertible notes (liability)	—	—	(19,567,461)	(19,567,461)

As of March 31, 2025	Level 1	Level 2	Level 3	Total
Life insurance policy, CSV	$—	$1,390,388	$—	$1,390,388

The following table presents assets and liabilities measured at fair value on a non-recurring basis, by level within the fair value hierarchy:

As of March 31, 2026	Level 1	Level 2	Level 3	Total
Other investments	—	—	$46,161,262	$46,161,262

Other investments are accounted for under the measurement alternative in ASC 321 and are not remeasured to fair value on a recurring basis. The carrying value is adjusted only when the Company identifies an observable price change in an orderly transaction for an identical or similar investment of the same issuer, or when an impairment indicator exists. Accordingly, these investments are classified as a nonrecurring fair value measurement for purposes of the disclosure.

No transfers between levels occurred during the years ended March 31, 2026 and 2025.

The following table presents a reconciliation of the Company’s Level 3 assets and liabilities:

	Other investments	Convertible notes
Beginning balance	$—	$—
Additions / issuances	23,000,000	(19,575,000)
Gains (losses) included in earnings	23,437,041	7,539
Foreign currency translation	(275,779)	—
Ending balance	$46,161,262	$(19,567,461)

Transaction costs and the fair value of the Placement Agent Warrants issued in connection with the Convertible Notes, totaling $3,655,804, are not included in the reconciliation above, as these amounts were recognized in the statement of operations rather than capitalized into the carrying value of the liability.

The following table presents the valuation technique and significant unobservable inputs used for Level 3 measurements:

Instrument	Valuation technique	Significant unobservable inputs
Other investments	Observable transaction price	Transaction price of recent third-party financing round
Convertible notes	Binomial lattice model	Discount rate of 13.4% (CCC-rated yield index); volatility of 40.0%; calibration discount of 30.9%

Other investments

The Group’s other investments include equity securities without readily determinable fair values.

The Group elects measurement alternative to the fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with the fair value change recorded in the consolidated statements of operations.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and the fair value in the consolidated statements of operations.

Investment Under the Equity Method

A joint venture is a contractual arrangement whereby the Company and other parties undertake an economic activity through a jointly controlled entity. Joint control exists when strategic, financial and operating policy decisions relating to the activities require the unanimous consent of the parties sharing control. Joint ventures are accounted for using the equity method.

Under the equity method of accounting, the investment is initially recorded at cost, including transaction costs incurred to acquire the investment, and thereafter adjusted for additional investments, distributions, and the proportionate share of earnings or losses of the affiliates. The Company’s equity method investment is reviewed for impairment whenever events or changes in circumstances indicate that an other-than-temporary decline in value may have occurred. If it is determined that a loss in value of the equity method investment is other than temporary, an impairment loss is measured based on the excess of the carrying amount of an investment over its estimated fair value. Impairment analyses are based on current plans, intended holding periods, and available information at the time the analysis is prepared.

The Company also holds investments in equity securities without readily determinable fair values. These investments are accounted for under the measurement alternative in accordance with ASC 321, Investments - Equity Securities (“ASC 321”), which allows the Company to record the investments at cost, less impairments, plus or minus observable price changes in orderly transactions for the identical or similar investment. The Company’s investments recorded at cost include investment in Reemag LLC (“Reemag”) and Kaz Resources, LLC (“Kaz”), a company in the critical minerals space.

If the Company determines that an impairment is other-than-temporary, it recognizes a loss equal to the difference between the investment’s carrying amount and its fair value. Equity method investments and investments at cost are included in “Equity method investments” and “Other investments,” respectively, on the consolidated balance sheet.

Business Combinations and asset acquisition

The Company accounts for business combinations under ASC 805, Business Combinations, applying the acquisition method when the assets acquired and liabilities assumed meet the definition of a business. When a transaction results in the acquisition of a set of assets and activities that does not meet the definition of a business, the Company accounts for the transaction as an asset acquisition or, where the acquiree is a variable interest entity (“VIE”) for which the Company is the primary beneficiary, in accordance with ASC 810-10-30-3. In such cases, the acquired assets and assumed liabilities are recognized and measured at fair value using the guidance in ASC 805-20 (excluding goodwill), with any difference between the fair value of consideration transferred and the fair value of net assets acquired recognized as a gain or loss in the consolidated statement of operations. The Company consolidates entities in which it holds a controlling financial interest, including VIEs for which it is determined to be the primary beneficiary based on the power to direct the entity’s most significant activities and the obligation to absorb losses or right to receive benefits that could be significant to the VIE.

Cash and cash equivalents

All highly liquid instruments with original maturities of three months or less are prepared on the consolidated financial statements as cash equivalents. The Company maintains a centralized cash management system whereby our excess cash balances are invested in high quality short-term money market instruments, which are considered cash equivalents. The cash balances are maintained in certain Hong Kong based domestic bank accounts that exceed federally insured limits. As of March 31, 2026 and 2025, the cash equivalents amounted to US$4,627,050 and US$718,625, respectively.

Restricted Cash

The Company maintains escrow accounts in connection with private placements of its securities. Investor proceeds held in these accounts are unavailable for general corporate purposes and may not be released unilaterally by the Company; disbursement requires joint written instructions from the Company and the applicable placement agent confirming that closing conditions have been satisfied. If an offering is terminated or a subscription is rejected, the related proceeds are returned to investors without interest.

The escrow arrangements comprise an August 2025 agreement (offering of up to US$18,775,000); an October 2025 agreement; and a February 2026 agreement (offering of up to US$75,000,000), as amended to extend the escrow period through April 13, 2026 and add convertible note offerings of up to US$20,175,000 and US$23,100,000. None specify a minimum offering amount or financial maintenance covenants. Disbursement from escrow requires joint written instructions from the Company and the applicable placement agent, and the escrowed proceeds are returned to the applicable investors if the underlying offering does not close. As of report date, the restricted cash balance remains subject to the escrow arrangements pending satisfaction of the applicable closing conditions.

As of March 31, 2026 and 2025, restricted cash was US$46,197,750 and US$nil, respectively, classified as current based on the expected timing of release or refund.

Accounts Receivable, net

Accounts receivable is recognized and carried at original invoiced amount net of expected losses.

The Company established the provision at differing rates and are based upon the age of the trade receivable, the Company’s historical collection experience in each customer and management’s best estimate of specific losses on individual exposures, where appropriate. Specific customer provisions are made when a review of significant outstanding amounts, utilizing information about customer creditworthiness and current economic trends, indicates that collection is doubtful. As of March 31, 2026 and 2025, there were US$8,500,074 and US$303,925 allowances for expected losses recognized related to accounts receivable, respectively.

Prepayments

Prepayments represent advance payments made to the service providers for future services. Prepayments are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the realizability of the prepayments becomes doubtful. As of March 31, 2026 and 2025, there was nil allowance recorded as the Company considers all of the prepayments recoverable.

Investment in key management insurance policy

The Company invests in a key management insurance policy which is a life insurance policy. The key management insurance policy is initially recognized at the amount of premium paid, and subsequently measured at the end of each reporting period at the cash surrender value that could be realized under the insurance policy, which is primarily based on the guaranteed cash value stated on the annual statement from the insurance company. Changes to the cash surrender value at the end of each reporting period will be recognized in other income or other expenses in the consolidated statements of operations and comprehensive income. Any gain or loss on the derecognition of the investment in the event of death of the insured person, the surrender of the policy, or upon the maturity of the policy, will be recognized in other income or other expenses in the consolidated statements of operations and comprehensive income.

Property, plant and Equipment, net

Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Furniture and fixtures	4 – 5 years
Machineries	4 – 10 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease terms or useful life

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income in other income or expenses.

The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets, such as property, plant and equipment and right-of-use assets, whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. There were no impairment losses on long-lived assets for the years ended March 31, 2026, 2025 and 2024.

Lease

The Company applies the provisions of ASC Topic 842, Leases which requires lessees to recognize lease assets and lease liabilities on the consolidated balance sheet. The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. The Company determines whether an arrangement is or contain a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. A lease is classified as a finance lease when the lease meets any of the following criteria at lease commencement:

(a) The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

(b) The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

(c) The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.

(d) The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

(e) The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company must discount lease payments based on an estimate of its incremental borrowing rate of 5.88% (2025: 5.88%).

Right-of-use Assets

The Company’s right-of-use assets consist of leased assets recognized in accordance with ASC 842, Leases, which requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liability represents the Company’s obligation to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the consolidated balance sheet and are expensed on a straight-line basis over the lease term in the consolidated statements of operations and comprehensive income. The Company determines the lease term by agreement with lessor. In cases where the lease does not provide an implicit interest rate, the Company uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments.

Revenue Recognition

Revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have the agreements with its customers in writing, orally, or in accordance with other customary business practices. The Company recognizes revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to customers.

Control of the good or service may be transferred over time or at a point in time. Control of the good or service is transferred over time if one of the following criteria is met:

●	the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs;

●	the Company’s performance creates and enhances an asset that the customer controls as the Company performs; or

●	the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date.

If the control of the good or service transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of the relevant performance obligation. Otherwise, revenue is recognized at a point in time when customer obtains control of the distinct good or service.

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control of service to a customer.

The Company performs public civil engineering works, including road and drainage works, under master construction agreements and other contracts with customer-specified requirements. These construction services are provided solely for the benefit of our customers, as the assets being created or maintained are controlled by them, and the services we provide have no alternative use to us. The performance obligation is satisfied when control of the promised goods or services is transferred to the customer over time, aligning with the ongoing services provided, with customers simultaneously receiving and benefiting from the Company’s work.

Contracts which include construction services are generally accounted for as a single deliverable (a single performance obligation) and are no longer segmented between types of services. The Company has not bundled any goods or services that are not considered distinct.

Revenue from public civil engineering works is recognized over time, using the output method based on surveys of completed work. These surveys are certified by architects, surveyors, or other customer-appointed representatives, or are estimated with reference to the progress payment applications submitted by the Company to the customer.

The certification formalizes the progress of work transferred to the customer, based on the transfer of control during construction, as the customer continuously receives and controls the work-in-progress. Management believes the output method accurately reflects the Company’s performance in fulfilling these obligations.

For contracts that contain variable consideration (variation order of construction work), the Company estimates the amount of consideration to which it will be entitled using the expected value method, which better predicts the amount of consideration to which the Company will be entitled. The estimated amount of variable consideration is included in the transaction price only to the extent that it is highly probable that such an inclusion will not result in a significant revenue reversal in the future when the uncertainty associated with the variable consideration is subsequently resolved.

Based on the Company’s historical warranty experience and the limited warranty period offered, management concluded that the warranty obligation is not significant. The typical contract length of the Company entered from the date of original contract ranges from 21 months to 96 months (2025: 3 months to 73 months).

Contracted but not yet recognized revenue was approximately US$47,487,628 and US$56,361,136 as of March 31, 2026 and 2025, respectively.

The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at March 31, 2026 and 2025 and the expected timing of recognizing revenue are as follows:

	2026	2025
Within one year	$40,959,513	$37,935,694
More than one year but not more than two years	5,161,135	15,308,438
More than two years	1,366,980	3,117,004
	$47,487,628	$56,361,136

At the end of each reporting period, the Company updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.

The Company recognizes claims against vendors, sub-consultants, subcontractors and others as a reduction in costs when the contract establishes enforceability, and the amounts of recovery are reasonably estimable and probable. Reduction in costs are recognized at the lesser of the amount management expects to recover or costs incurred.

Contract Assets and Contract Liabilities

The Company has enforceable rights to consideration from customers for the provision of roads and drainage services. Contract assets arise when the Company completed the public civil engineering works under relevant contracts but yet to be certified by independent surveyors appointed by customers.

The Company’s contract assets are converted to account receivables on an ongoing basis, upon being certified by independent surveyor’s appointed by customers.

Retention receivables, included in contract assets, represent the amounts withheld from billings pursuant to provisions in the contracts and may not be paid until the completion of specific tasks or the completion of the project. Retention receivables may also be subject to restrictive conditions such as performance guarantees.

A contract liability represents the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Cost of Revenue

The Company’s cost of revenue is primarily comprised of the subcontracting costs, materials costs and staff costs. These costs are expensed as incurred.

Employee Benefit Plan

Employees of the Company located in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute monthly to mandatory provident fund schemes provided by approved private organizations, according to their salaries and the period of employment.

Net periodic pension cost includes service cost, interest cost, expected return on plan assets, amortization of prior service cost, and actuarial gains or losses. Service cost is presented in operating expenses, while other components are included in other income (expense) (Note 15).

Assumptions used in the measurement of pension obligations include discount rates, expected return on plan assets, and rate of compensation increases. These assumptions are reviewed annually and updated as appropriate. Changes in estimates are accounted for prospectively in accordance with ASC 250. The present value of the defined benefit obligation, the related current service cost, and past service cost are determined annually by an independent qualified actuary.

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of HK$30,000 (US$3,844). The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. Total expenses for the plan were US$156,112, US$279,926 and US$415,011 for the years ended March 31, 2026, 2025 and 2024, respectively.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company believes there were no uncertain tax positions at March 31, 2026 and March 31, 2025, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Earnings Per Share

The Company has two classes of ordinary shares authorized: Class A Ordinary Shares and Class B Ordinary Shares. The rights of the holders of Class A and Class B Ordinary Shares are identical, except with respect to voting rights. Each share of Class A Ordinary Shares is entitled to one vote per share and each share of Class B Ordinary Shares is entitled to twenty votes per share. Because Class A Ordinary Shares and Class B Ordinary Shares have the same rights to dividends and undistributed earnings, the Company allocates undistributed earnings attributable to ordinary shares between the ordinary stock classes on a one-to-one basis when computing earnings per share. As a result, basic and diluted earnings per share of Class A Ordinary Shares and per share of Class B Ordinary Share are equivalent.

The Company applies the guidance in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 260-10 which provides for calculation of “basic” and “diluted” earnings per share. Basic earnings per share of common stock is calculated by dividing net income dividing net income or loss attributable to ordinary shareholders by the weighted average number of shares of ordinary shares outstanding during the period. Net income or loss attributable to ordinary shareholders reflects adjustments for deemed dividends, when applicable. During the year ended March 31, 2026, the Company recognized a deemed dividend of $16,593,954 related to the issuance of Series A Preferred Shares in exchange for certain warrants (see Note 14).(see Note 14). Pre-funded warrants are included in the weighted-average number of shares outstanding used to calculate basic and diluted earnings per share because their exercise price is nominal and there are no substantive conditions that must be satisfied prior to their exercise.

Diluted earnings or earnings per share of ordinary shares is computed similarly to basic earnings per share except that the numerator and denominator are adjusted to reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised, converted, or settled in ordinary shares. The Company’s potentially dilutive securities include warrants, convertible promissory notes, convertible preferred stock and shares issuable under outstanding arrangements. Warrants and shares issuable are evaluated using the treasury stock method, while convertible promissory notes and convertible preferred shares are evaluated using the if-converted method. Under the if-converted method, the calculation assumes the conversion of the instruments at the beginning of the period (or issuance date, if later), with corresponding adjustments made to the numerator for any resulting changes to income (loss) attributable to ordinary shareholders. For the periods presented, the assumed exercise, conversion, or issuance of the Company’s potentially dilutive securities, including the related numerator adjustments, would have been anti-dilutive. Accordingly, such securities were excluded from the calculation of diluted earnings per share.

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of foreign currency translation adjustment resulting from the Company translating its consolidated financial statements from functional currency into reporting currency.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Financial Instruments Risks

Currency Risk

The Group’s operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and cash equivalents and accounts receivable. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash and cash equivalents with financial institutions located in Hong Kong. The Deposit Protection Scheme introduced by the Hong Kong Government insured each depositor at one bank for a maximum amount of US$102,054 (HK$800,000), US$102,828 (HK$800,000) and US$63,898 (HK$500,000) as of March 31, 2026, 2025 and 2024 respectively. In contrast, balances of US$4,380,654, US$615,797 and US$257,219 as of March 31, 2026, 2025 and 2024, respectively, were not covered by insurance. The Company believes that no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.

For the credit risk related to accounts receivable and contract assets, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company establishes an allowance for credit losses based upon estimates, factors surrounding the credit risk of specific customers and other information. The management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by management.

For the year ended March 31, 2026, 100% of the Company’s total revenue contributed within Hong Kong, and 64%, 34% and 2% of the Company’s total assets contributed within Hong Kong, Kazakhstan and United States, respectively; for the years ended March 31, 2025 and 2024, revenue and assets within Hong Kong contributed 100% of the Company’s total revenue. The Company has a concentration of its revenue and accounts receivable with specific customers.

For the year ended March 31, 2026, three customers accounted for approximately 36.8%, 18.9% and 16.3% of the Company’s total revenue, or $18,429,730, $9,460,005 and $8,171,347, respectively. For the year ended March 31, 2025, five customers accounted for approximately 31.1%, 18.6%, 12.0%, 10.8% and 10.2% of the Company’s total revenue, or $14,292,125, $8,537,531, $5,527,718, $4,961,042 and $4,695,289, respectively. For the year ended March 31, 2024, four customers accounted for approximately 33.4%, 14.7%, 14.1% and 13.9% of the Company’s total revenue, or $16,307,205, $7,193,410, $6,884,906 and $6,798,870, respectively.

As of March 31, 2026, three customers’ accounts receivable accounted for 31.8%, 28.8% and 15.5% of the total accounts receivable, net. As of March 31, 2025, five customers’ accounts receivable accounted for 27.7%, 19.9%, 17.0%, 13.6% and 12.8% of the total accounts receivable, net.

As of March 31, 2026, two customers’ contract assets accounted for 62.1% and 16.7% of the total contract assets, net. As of March 31, 2025, five customers’ contract assets accounted for 21.3%, 18.5%, 14.9%, 12.5% and 10.1% of the total contract assets, net.

For the year ended March 31, 2026, four suppliers accounted for approximately 45.6%, 13.9%, 11.8% and 11.1% of the Company’s total cost of revenue. For the year ended March 31, 2025, three suppliers accounted for approximately 31.8%, 16.8% and 11.1% of the Company’s total cost of revenue. For the year ended March 31, 2024, two suppliers accounted for approximately 38.1% and 12.6% of the Company’s total cost of revenue.

As of March 31, 2026, two suppliers’ accounts payable accounted for approximately 42.3% and 13.4% of the total accounts payable. As of March 31, 2025, two supplier’s accounts payable accounted for approximately 31.7% and 14.3% of the total accounts payable.

Interest rate risk

The following table details the interest rate profile of the Company’s borrowings of March 31, 2026 and 2025:

	2026	2025
Fixed rate borrowings:
Bank and other borrowings	$892,972	$514,138
Finance lease liabilities, current	—	56,795
Convertible notes	19,567,461	—

Floating rate borrowings:
Bank overdrafts	201,671	—
Bank and other borrowings	11,089,344	11,530,297

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate on floating rate bank borrowings and bank overdrafts. The Company has not used any derivative financial instruments to manage the interest rate exposure.

At March 31, 2026 and 2025, it is estimated that a general increase/decrease of 100 basis points in interest rates, with all other variables held constant, would have decreased/increased the Company’s profit after tax by US$94,280 and US$96,278 respectively.

The sensitivity analysis above indicates the instantaneous change in the Company’s profit after tax that would arise assuming that the change in interest rates had occurred at the end of the reporting period and had been applied to re-measure those financial instruments held by the Company which expose the Company to fair value interest rate risk at the end of the reporting period. In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative instruments held by the Company at the end of the reporting period, the impact on the group’s profit after tax is estimated as an annualized impact on interest expense or income of such a change in interest rates.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 90 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Labor price risk

Our business requires a substantial number of personnel. Any failure to retain stable and dedicated labor by us may lead to disruption to our business operations. Although we have not experienced any labor shortage to date, we have observed an overall tightening and increasingly competitive labor market. We have experienced, and expect to continue to experience, increases in labor costs due to increases in salary, social benefits and employee headcount. We compete with other companies in our industry and other labor-intensive industries for labor, and we may not be able to offer competitive remuneration and benefits compared to them. If we are unable to manage and control our labor costs, our business, financial condition and results of operations may be materially and adversely affected.

Convertible notes

The Company accounts for its convertible notes under ASC 480, Distinguishing Liabilities from Equity. Where the Company elects the fair value option under ASC 825-10, Financial Instruments, convertible notes are recognized at fair value on the date of issuance and are not separately assessed for bifurcation of embedded features, consistent with ASC 815-15-25. Transaction costs and other costs directly attributable to issuance, including the grant-date fair value of any warrants issued to placement agents in connection with the notes, are expensed immediately in the consolidated statement of operations rather than deferred, consistent with ASC 825-10-25. The notes are remeasured to fair value at each reporting date, with changes in fair value recognized in earnings, using a binomial lattice or other appropriate option-pricing model and significant unobservable inputs, classified within Level 3 of the fair value hierarchy established by ASC 820, Fair Value Measurement.

Equity Instruments — Ordinary and Preferred Shares, and Warrants

The Company classifies its Class A Ordinary Shares, Class B Ordinary Shares, Series A Ordinary Shares, and Series B Preferred Shares as permanent equity when such instruments do not contain features requiring or permitting redemption at the option of the holder, upon an event outside the Company’s control, or otherwise, in accordance with ASC 480. Conversion features embedded within preferred shares are evaluated under ASC 815-15; features that are indexed to the Company’s own stock and would qualify for equity classification if not bifurcated as separate embedded derivatives, pursuant to the scope exception in ASC 815.

Warrants issued by the Company, including pre-funded warrants, investor warrants, and placement agent warrants, are evaluated under ASC 480 and ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, to determine liability or equity classification. Warrants that are not mandatorily redeemable, do not obligate the Company to repurchase its own shares, and are indexed to the Company’s own stock are classified as equity, and are not subsequently remeasured. The Company has concluded that a standard exercise price reset (down-round protection) feature, by itself, does not preclude equity classification, consistent with ASC 815-40.

When multiple equity-classified instruments are issued together for a single, non-allocated purchase price, the Company allocates gross proceeds among the individual components on a relative fair value basis, with the fair value of each component estimated as of the issuance date, classified as a Level 3 fair value measurement under ASC 820 due to the use of significant unobservable inputs, including expected volatility. Issuance costs, including cash costs and the grant-date fair value of placement agent warrants, are charged against gross proceeds as a reduction of equity and allocated to the individual equity components on the same relative fair value basis, with no net effect on total shareholders’ equity from the issuance of placement agent warrants. Issuance costs allocated to liability-classified instruments (e.g., convertible notes measured under the fair value option) are expensed as incurred rather than netted against the related instrument.

Warrant Exchanges

The Company evaluates exchanges or modifications of its warrants under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity. Where warrants that are equity-classified both immediately before and immediately after an exchange are exchanged for new equity instruments, the Company measures the accounting effect as the excess, if any, of the fair value of the instruments received over the fair value of the instruments surrendered, both estimated using an appropriate option-pricing model. Where the exchange does not involve the receipt of goods or services from the holder, is not undertaken in connection with a new financing, and does not involve a modification of an employee or director award, any such excess is recognized as a deemed dividend, recorded as a reduction of retained earnings (or additional paid-in capital, if retained earnings is insufficient) with a corresponding increase to additional paid-in capital.

Shares Retirement

The Company accounts for the retirement of its own shares under ASC 505-30, Treasury Stock. Pursuant to its elected accounting policy, the excess of the repurchase price over the par value of retired shares is recorded entirely as a reduction of additional paid-in capital, to the extent additional paid-in capital does not become negative; any remaining excess would be charged to retained earnings.

Share-Based Compensation

The Company accounts for share-based awards granted to employees and directors under ASC 718, Compensation — Stock Compensation. Awards are measured at fair value on the grant date, generally based on the market price of the Company’s Class A Ordinary Shares, and compensation cost is recognized over the requisite service period, typically on a straight-line basis over the vesting term. For awards that vest based solely on service conditions, compensation cost for each tranche is recognized as the shares vest.

Recently Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements We are currently evaluating the impact the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In December 2024, the FASB issued ASU 2024-09, Income Taxes (Topic 740): Improvement to Income Tax Disclosures (“ASU 2024-09”) to provide disaggregated income tax disclosures on rate reconciliation and income taxes paid. The Company is required to adopt the guidance in the fourth quarter of fiscal 2026, though early adoption is permitted. The Company is currently evaluating the impact of this amendment on its consolidated financial statements.

In January 2025, the Financial Accounting Standards Board (“FASB”) updated 2025-01: Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. Public business entities must adopt the guidance in Update 2024-03 for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The update clarifies that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is evaluating the impact the updated guidance will have on its combined financial statements and disclosures.

In March 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810)” (“ASU 2025-03”). The amendments in this Update require an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a variable interest entity (VIE) that meets the definition of a business to consider the factors in paragraphs 805-10-55-12 through 55-15 to determine which entity is the accounting acquirer. The amendments in this Update differ from current GAAP because, for certain transactions, they replace the requirement that the primary beneficiary always is the acquirer with an assessment that requires an entity to consider the factors to determine which entity is the accounting acquirer. The amendments in this Update enhance the comparability of financial statements across entities engaging in acquisition transactions effected primarily by exchanging equity interests when the legal acquiree meets the definition of a business. Specifically, under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments in this Update do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. Management is currently evaluating the standard to determine the impact of adoption on its consolidated financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. This standard introduces a practical expedient that companies can choose to apply when determining allowances for credit losses. Specifically, it permits companies to assume that the current conditions as of the balance sheet remain unchanged throughout the remaining life of the asset. The amendment is effective for annual reporting periods beginning after December 15, 2025, and requires prospective application. The Group is assessing the impact of adoption of the ASU on the consolidated financial statements. The Group does not expect the adoption of the ASU to have a material impact on the consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update improves U.S. GAAP by establishing authoritative guidance on the accounting for government grants received by business entities. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. The Company is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”), which clarifies the application of interim reporting guidance and improves the organization’s required interim disclosures. The standard is effective for interim reporting periods beginning after December 15, 2027 for public business entities. Early adoption is permitted. The Company is evaluating the effect of adopting ASU 2025-11.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the consolidated balance sheets, statements of operations and comprehensive income and cash flows.